Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Intangible Assets, Net [Line Items]
Gross carrying amount	$ 702,500	$ 502,500
Accumulated amortization	(100,500)	(50,250)
Net book value	602,000	452,250
Software License [Member]
Schedule of Intangible Assets, Net [Line Items]
Gross carrying amount	502,500	502,500
Accumulated amortization	(100,500)	(50,250)
Net book value	$ 402,000	$ 452,250
Weighted average remaining useful life (in years)	4 years	4 years 6 months
Capitalized Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Gross carrying amount	$ 200,000
Accumulated amortization
Net book value	$ 200,000